Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax benefit at PRC statutory rate	¥ (1,745,969)	$ (267,581)	¥ (2,556,222)	¥ (2,245,608)
Effect of differing tax rates in different jurisdictions	291,884	44,733	293,976	172,111
Non-deductible expenses	516,236	79,117	436,312	380,327
Research and development super-deduction	(159,919)	(24,509)	(66,026)	(40,466)
Effect of PRC preferential tax rates and tax holiday	243,964	37,389	707,518	709,165
Other adjustments	57,018	8,738	104,484	(51,451)
Change in valuation allowance	820,062	125,680	1,131,810	1,154,723
Income tax expense	¥ 23,276	$ 3,567	¥ 51,852	¥ 78,801